Revenue (Details) - Schedule of Revenue Disaggregated by Geography - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
% of Revenue	100.00%	100.00%
Revenue	$ 669	$ 1,123
USA [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 202	$ 88
% of Revenue	30.15%	7.81%
Sweden [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 196	$ 246
% of Revenue	29.25%	21.89%
Germany [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 20	$ 81
% of Revenue	2.99%	7.26%
China [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 201	$ 473
% of Revenue	30.15%	42.14%
Taiwan [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 31
% of Revenue		2.73%
Israel [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 50
% of Revenue	7.46%
HK [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 204
% of Revenue		18.17%